Pzena Emerging Markets Value Fund
Schedule of Investments
May 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 90.32%
Brazil - 4.40%
Ambev S.A.	4,881,300	$16,774,581
Light S.A.	1,275,339	4,267,688
		21,042,269
China - 10.32%
Baidu, Inc. - ADR (a)	43,028	8,445,106
Brilliance China Automotive Holdings, Ltd. (b)	4,202,000	5,414
China Construction Bank Corp.	4,862,000	4,009,432
China Dongxiang Group Co.	9,041,000	1,141,643
China Resources Power Holdings Co., Ltd.	4,346,000	5,611,066
Dongfeng Motor Group Co., Ltd.	4,960,000	4,716,566
Grand Baoxin Auto Group, Ltd. (a)	16,849,000	1,411,157
Lenovo Group, Ltd.	6,446,000	7,765,865
Trip.com Group, Ltd. - ADR (a)	387,466	16,215,452
		49,321,701
Czech Republic - 2.05%
CEZ	327,835	9,797,602
Hong Kong - 8.95%
Galaxy Entertainment Group, Ltd. (a)	1,342,000	11,231,030
Pacific Basin Shipping, Ltd. (a)	46,798,000	17,667,814
VTech Holdings, Ltd.	418,000	4,316,858
Yue Yuen Industrial (Holdings), Ltd.	3,663,500	9,558,927
		42,774,629
Hungary - 2.29%
OTP Bank PLC (a)	199,463	10,959,463
India - 6.45%
Aurobindo Pharma, Ltd.	654,186	9,230,893
ICICI Bank, Ltd. (a)	270,321	2,399,557
Shriram Transport Finance Co., Ltd.	521,156	10,467,723
State Bank of India	831,695	4,845,455
State Bank of India - GDR	67,053	3,889,074
		30,832,702
Indonesia - 0.85%
PT Bank Mandiri (Persero) Tbk	9,985,100	4,054,153
Malaysia - 0.73%
Genting Malaysia Berhad	5,181,300	3,472,167
Republic of Korea - 17.92%
Dongbu Insurance Co., Ltd.	324,990	14,744,458
Hankook Tire & Technology Co., Ltd.	333,689	14,465,940
Hyundai Motor Co.	11,880	2,471,228
KB Financial Group, Inc.	90,180	4,608,859
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	57,613	7,386,944
POSCO	66,361	21,241,708
Samsung Electronics Co., Ltd.	176,401	12,668,986
Shinhan Financial Group Co., Ltd.	213,350	8,082,164
		85,670,287
Romania - 1.02%
Banca Transilvania S.A.	7,261,053	4,877,418
Russian Federation - 4.65%
LUKOIL PJSC - ADR	216,956	17,673,236
Rosneft Oil Co. - GDR	638,513	4,532,165
		22,205,401
Singapore - 1.73%
Wilmar International, Ltd.	2,276,900	8,246,768
South Africa - 3.05%
Reunert, Ltd.	826,836	3,184,050
Sasol, Ltd. (a)	698,541	11,383,462
		14,567,512
Taiwan - 11.76%
Catcher Technology Co., Ltd.	864,000	5,699,681
Compal Electronics, Inc.	7,169,000	6,021,438
Hon Hai Precision Industry Co., Ltd.	3,980,132	15,925,980
Lite-On Technology Corp.	4,083,000	9,670,089
Taiwan Semiconductor Manufacturing Co., Ltd.	718,000	15,270,814
United Integrated Services Co., Ltd.	432,000	3,628,485
		56,216,487
Thailand - 2.87%
Bangkok Bank Public Co., Ltd.	786,900	2,895,792
Bangkok Bank Public Co., Ltd. - NVDR	656,900	2,406,882
Siam Commercial Bank PLC - NVDR	2,581,300	8,425,363
		13,728,037
Turkey - 1.92%
Akbank T.A.S.	4,569,225	2,768,500
Ford Otomotiv Sanayi A.S.	319,630	6,418,161
		9,186,661
United Arab Emirates - 1.95%
Abu Dhabi Commercial Bank PJSC	5,047,582	9,344,448
United Kingdom - 3.11%
Antofagasta PLC	163,366	3,580,768
Standard Chartered PLC	1,563,536	11,267,488
		14,848,256
United States - 4.30%
Cognizant Technology Solutions Corp. - Class A	186,351	13,335,277
Flextronics International, Ltd. (a)	396,162	7,237,880
		20,573,157
Total Common Stocks (Cost $355,622,478)		431,719,118

PREFERRED STOCKS - 5.08%
Brazil - 4.58%
Cia Energetica de Minas Gerais, 6.37%	5,721,817	15,040,944
Itau Unibanco Holding S.A., 2.23%	1,201,443	6,853,599
		21,894,543
Republic of Korea - 0.50%
Hyundai Motor Co., 2.77%	24,063	2,373,289
Total Preferred Stocks (Cost $20,948,403)		24,267,832

SHORT-TERM INVESTMENT - 3.34%
Money Market Fund- 3.34%
Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	15,979,375	15,979,375
Total Short-Term Investment (Cost $15,979,375)		15,979,375

Total Investments (Cost $392,550,256) - 98.74%		471,966,325
Other Assets in Excess of Liabilities - 1.26%		6,031,785
TOTAL NET ASSETS - 100.00%		$477,998,110

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PJSC	Private Joint Stock Company
PLC	Public Limited Company
S.A.	Société Anonyme
(a)	Non-income producing security.
(b)	Value determined using significant unobservable inputs.
(c)	The rate listed is the 7-day annualized yield as of May 31, 2021.

Pzena Emerging Markets Value Fund
Portfolio Diversification
May 31, 2021 (Unaudited)
		% of
	Fair Value	Net Assets
Common Stocks
Communication Services	$8,445,106	1.77%
Consumer Discretionary	71,107,685	14.88%
Consumer Staples	25,021,349	5.23%
Energy	22,205,401	4.65%
Financials	110,046,229	23.02%
Health Care	9,230,892	1.93%
Industrials	31,867,294	6.67%
Information Technology	97,912,867	20.48%
Materials	36,205,938	7.57%
Utilities	19,676,357	4.12%
Total Common Stocks	431,719,118	90.32%
Preferred Stocks
Consumer Discretionary	2,373,289	0.50%
Financials	6,853,599	1.43%
Utilities	15,040,944	3.15%
Total Preferred Stocks	24,267,832	5.08%
Short-Term Investment	15,979,375	3.34%
Total Investments	471,966,325	98.74%
Other Assets in Excess of Liabilities	6,031,785	1.26%
Total Net Assets	$477,998,110	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Pzena Emerging Markets Value Fund
Summary of Fair Value Disclosure at May 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2021:

Pzena Emerging Markets Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$21,042,269	$-	$-	$21,042,269
China	49,316,287	-	5,414	49,321,701
Czech Republic	9,797,602	-	-	9,797,602
Hong Kong	42,774,629	-	-	42,774,629
Hungary	10,959,463	-	-	10,959,463
India	30,832,702	-	-	30,832,702
Indonesia	4,054,153	-	-	4,054,153
Malaysia	3,472,167	-	-	3,472,167
Republic of Korea	85,670,287	-	-	85,670,287
Romania	4,877,418	-	-	4,877,418
Russian Federation	22,205,401	-	-	22,205,401
Singapore	8,246,768	-	-	8,246,768
South Africa	14,567,512	-	-	14,567,512
Taiwan	56,216,487	-	-	56,216,487
Thailand	13,728,037	-	-	13,728,037
Turkey	9,186,661	-	-	9,186,661
United Arab Emirates	9,344,448	-	-	9,344,448
United Kingdom	14,848,256	-	-	14,848,256
United States	20,573,157	-	-	20,573,157
Total Common Stocks	431,713,704	-	5,414	431,719,118
Preferred Stocks
Brazil	21,894,543	-	-	21,894,543
Republic of Korea	2,373,289	-	-	2,373,289
Total Preferred Stocks	24,267,832	-	-	24,267,832
Short-Term Investment	15,979,375	-	-	15,979,375
Total Investments	$471,960,911	$-	$5,414	$471,966,325

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.

Pzena Emerging Markets Value Fund
Level 3 Reconciliation Disclosure (Unaudited)

	Common Stock	Total
Balance as of February 28, 2021	$-	$-
Transfer in at May 31, 2021	2,205,607	2,205,607
Purchases	1,558,879	1,558,879
Change in unrealized appreciation	(3,759,072)	(3,759,072)
Balance as of May 31, 2021	$5,414	$5,414

Change in unrealized appreciation/(depreciation) during the period for
Level 3 investments held at May 31, 2021	$(3,759,072)

The Level 3 investments as of May 31, 2021 represented less than 0.01% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.